UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21549

                          ENERGY INCOME AND GROWTH FUND
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                             120 East Liberty Drive
                                WHEATON, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: NOVEMBER 30

                    Date of reporting period: AUGUST 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2008 (UNAUDITED)

 SHARES                          DESCRIPTION                             VALUE
--------   -------------------------------------------------------   ------------
MASTER LIMITED PARTNERSHIPS - 131.7%
           OIL, GAS & CONSUMABLE FUELS - 131.7%
  12,500   Atlas Pipeline Partners, L.P. .........................   $    426,625
  95,000   Buckeye Partners, L.P. ................................      4,114,450
 465,471   Clearwater Natural Resources, L.P. (b) (c) (d) ........      4,189,239
 188,050   Copano Energy, LLC . ..................................      5,948,022
 396,975   Crosstex Energy, L.P. .................................     10,110,953
 101,705   DCP Midstream Partners, L.P. ..........................      2,491,773
  84,300   Duncan Energy Partners, L.P. ..........................      1,527,516
  80,153   El Paso Pipeline Partners, L.P. .......................      1,480,426
 190,947   Enbridge Energy Partners, L.P. ........................      9,268,567
  35,100   Encore Energy Partners, L.P. ..........................        865,215
  20,000   Energy Transfer Equity, L.P. ..........................        577,000
 355,870   Energy Transfer Partners, L.P. ........................     15,836,215
 290,803   Enterprise GP Holdings, L.P. ..........................      8,642,665
 515,338   Enterprise Product Partners, L.P. .....................     15,176,704
 128,709   EV Energy Partner, L.P. ...............................      3,359,305
  56,293   Global Partners, L.P. .................................        699,722
  53,100   Hiland Partners, L.P. .................................      2,442,600
 257,600   Holly Energy Partners, L.P. ...........................      8,683,696
 147,836   Inergy Holdings, L.P. .................................      4,819,454
 138,864   Inergy, L.P. ..........................................      3,660,455
 273,771   Kinder Morgan Energy Partners, L.P. ...................     15,725,406
  62,627   Linn Energy, LLC . ....................................      1,354,622
 223,239   Magellan Midstream Holdings, L.P. .....................      4,949,209
 437,756   Magellan Midstream Partners, L.P. .....................     16,275,768
 114,719   MarkWest Energy Partners, L.P. ........................      3,950,922
 132,788   Natural Resource Partners, L.P. .......................      4,606,416
 185,126   NuStar Energy, L.P. ...................................      9,137,819
  40,000   NuStar GP Holdings, LLC ...............................        845,200
 129,630   ONEOK Partners, L.P. ..................................      7,784,282
  55,000   Penn Virginia Resource Partners, L.P. .................      1,370,600
 299,516   Plains All American Pipeline, L.P. ....................     14,271,937
  10,000   Quicksilver Gas Services, L.P. ........................        213,500
  15,000   Sunoco Logistics Partners, L.P. .......................        729,600
 208,000   Targa Resources Partners, L.P. ........................      4,971,200
 141,200   Williams Partners, L.P. ...............................      4,284,008
 110,000   Williams Pipeline Partners, L.P. ......................      1,890,900
                                                                     ------------
           TOTAL MASTER LIMITED PARTNERSHIPS
              (Cost $138,344,345) ................................    196,681,991
                                                                     ------------
CANADIAN INCOME TRUSTS - 5.1%
           OIL, GAS & CONSUMABLE FUELS - 2.1%
  50,000   AltaGas Income Trust ..................................      1,198,907
  54,000   Keyera Facilities Income Fund .........................      1,184,969
  40,000   Pembina Pipeline Income Fund ..........................        693,163
                                                                     ------------
                                                                        3,077,039
                                                                     ------------

                 See Notes to Quarterly Portfolio of Investments

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

 SHARES                          DESCRIPTION                             VALUE
--------   -------------------------------------------------------   ------------
CANADIAN INCOME TRUSTS - (CONTINUED)
           COMMERCIAL SERVICES & SUPPLIES - 1.6%
 146,900   Newalta Income Fund ...................................   $  2,421,125
                                                                     ------------
           ENERGY EQUIPMENT & SERVICES - 1.4%
  80,000   Mullen Group Income Fund ..............................      1,695,234
  31,600   Phoenix Technology Income Fund ........................        449,388
                                                                     ------------
                                                                        2,144,622
                                                                     ------------
           TOTAL CANADIAN INCOME TRUSTS
              (Cost $7,125,135) ..................................      7,642,786
                                                                     ------------
COMMON STOCKS - 27.4%
           OIL, GAS & CONSUMABLE FUELS - 19.0%
 190,000   El Paso Corp. (e) .....................................      3,184,400
 114,723   Enbridge Energy Management, LLC (f) ...................      5,800,396
 112,400   Enbridge, Inc. (g) ....................................      4,714,056
  40,844   Kinder Morgan Management, LLC (f) .....................      2,266,823
 291,200   Spectra Energy Corp. (e) ..............................      7,705,152
 155,300   Williams Companies, Inc. (g) ..........................      4,797,217
                                                                     ------------
                                                                       28,468,044
                                                                     ------------
           GAS UTILITIES - 8.0%
 178,000   ONEOK, Inc. (g) .......................................      7,780,380
 149,800   UGI Corp. (e) .........................................      4,119,500
                                                                     ------------
                                                                       11,899,880
                                                                     ------------
           CAPITAL MARKETS - 0.4%
  36,100   NGP Capital Resources Co. .............................        587,347
                                                                     ------------
           TOTAL COMMON STOCKS
              (Cost $38,736,071) .................................     40,955,271
                                                                     ------------
RIGHTS - 0.0%
           OIL, GAS & CONSUMABLE FUELS - 0.0%
      17   Clearwater Natural Resources, L.P. -
              Rights (b) (c) (d) .................................              0
                                                                     ------------
           TOTAL RIGHTS
              (Cost $0) ..........................................              0
                                                                     ------------
WARRANTS - 0.1%
           OIL, GAS & CONSUMABLE FUELS - 0.1%
  48,956   Abraxas Petroleum Corp. - Warrants,
              Expiration 05/25/12 (c) (d) ........................         89,134
                                                                     ------------
           TOTAL WARRANTS
              (Cost $0) ..........................................         89,134
                                                                     ------------
           TOTAL INVESTMENTS - 164.3%
              (Cost $184,205,551) (h) ............................    245,369,182

                See Notes to Quarterly Portfolio of Investments

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

                                 DESCRIPTION                             VALUE
           -------------------------------------------------------   ------------
           CALL OPTIONS WRITTEN - (0.7)%
              (Premiums received $1,357,291) .....................   $   (985,025)

           NET OTHER ASSETS AND LIABILITIES - (17.9%) ............    (26,763,592)
           LOAN OUTSTANDING - (29.0)% ............................    (43,250,000)
           SERIES B ENERGY NOTES PAYABLE - (16.7)% ...............    (25,000,000)
                                                                     ------------
           NET ASSETS - 100.0% ...................................   $149,370,565
                                                                     ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. (See Note 1D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(c) This security is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.

(d)  Non-income producing security.

(e) Call options were written on this entire Common Stock position. All Common Stocks relating to this call option position are pledged as collateral.

(f)  Non-income producing security which pays regular in-kind distributions.

(g) Call options were written on a portion of this Common Stock position. The underlying portion of this Common Stock position is pledged as collateral.

(h) Aggregate cost for federal income tax and financial reporting purposes. As of August 31, 2008, the aggregate unrealized appreciation for all securities in which there was an excess of value over tax cost was $71,263,264 and the gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,099,633.

NUMBER OF
CONTRACTS                          DESCRIPTION                           VALUE
---------   --------------------------------------------------------   ---------
CALL OPTIONS WRITTEN - (0.7%)
            El Paso Corp. Calls
      800   @ 18 due Oct 08 ........................................   $ (28,000)
      300   @ 21 due Oct 08 ........................................      (2,400)
      800   @ 17.50 due Jan 09 .....................................     (92,000)
                                                                       ---------
                                                                        (122,400)
                                                                       ---------
            Enbridge, Inc. Calls
      514   @ 45 due Oct 08 ........................................     (17,990)
      380   @ 45 due Jan 09 ........................................     (48,450)
                                                                       ---------
                                                                         (66,440)
                                                                       ---------
            ONEOK, Inc. Calls
      600   @ 47.50 due Oct 08 .....................................     (16,800)
      880   @ 50 due Oct 08 ........................................     (13,200)
                                                                       ---------
                                                                         (30,000)
                                                                       ---------
            Spectra Energy Corp. Calls
      540   @ 25 due Sep 08. .......................................     (90,450)
    1,872   @ 30 due Dec 08 ........................................     (93,600)
      500   @ 25 due Jan 09 ........................................    (131,250)
                                                                       ---------
                                                                        (315,300)
                                                                       ---------
            UGI Corp. Calls
      300   @ 25 due Oct 08 ........................................     (78,750)
    1,198   @ 30 due Jan 09 ........................................     (68,885)
                                                                       ---------
                                                                        (147,635)
                                                                       ---------

                See Notes to Quarterly Portfolio of Investments

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS                          DESCRIPTION                           VALUE
---------   --------------------------------------------------------   ---------
CALL OPTIONS WRITTEN - (CONTINUED)
            Williams Companies, Inc. Calls
      400   @ 40 due Nov 08 ........................................   $ (10,000)
    1,150   @ 32.5 due Feb 09 ......................................    (293,250)
                                                                       ---------
                                                                        (303,250)
                                                                       ---------
            TOTAL CALL OPTIONS WRITTEN
               (Premiums received $1,357,291) ......................   $(985,025)
                                                                       =========

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                 VALUATION INPUTS                   INVESTMENTS IN SECURITIES
                 ----------------                   -------------------------
Level 1 - Quoted Prices - Investments ...........         $241,090,809
Level 1 - Quoted Prices - Written Options .......             (985,025)
Level 2 - Other Significant Observable Inputs ...                   --
Level 3 - Significant Unobservable Inputs .......            4,278,373
                                                          ------------
TOTAL ...........................................         $244,384,157
                                                          ============

The following table presents the Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and at August 31, 2008.

       ASSETS AT FAIR VALUE USING SIGNIFICANT
            UNOBSERVABLE INPUTS (LEVEL 3)              INVESTMENTS IN SECURITIES
       --------------------------------------          -------------------------
Balance as of November 30, 2007 ....................          $ 6,516,594
Change in unrealized appreciation (depreciation) ...           (2,238,221)
                                                              -----------
Balance as of August 31, 2008 ......................          $ 4,278,373
                                                              ===========

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                          ENERGY INCOME AND GROWTH FUND
                           AUGUST 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Energy Income and Growth Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Prior to August 1, 2008, the NAV was calculated at least weekly on Friday of each week and on each month-end rather than daily. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, current and deferred income taxes and any borrowings of the Fund) by the total number of Common Shares outstanding. The Fund will rely to some extent on information provided by the master limited partnerships ("MLPs"), which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the NAV of the Fund will likely fluctuate.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. The use of fair value pricing by the Fund is also in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

COVERED OPTIONS. The Fund may write (sell) covered call options ("options") on all or a portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by Energy Income Partners LLC (the "Sub-Advisor"). The number of options the Fund can write (sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire worthless or be cancelled pursuant to a closing transaction. If the price of the underlying security exceeds the option's strike price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying security is less than the option's strike price, the option

                          ENERGY INCOME AND GROWTH FUND
                           AUGUST 31, 2008 (UNAUDITED)

will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

D. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, which is the average gross asset value of the Fund minus accrued liabilities (excluding the principal amount of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund held the restricted securities at August 31, 2008 as shown in the following table. The Fund does not have the right to demand that such securities be registered. Restricted securities are valued at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act.

                                                                                CURRENT                % OF
                                             ACQUISITION           VALUE PER   CARRYING                 NET
SECURITY                                         DATE      SHARES    SHARE       COST        VALUE    ASSETS
--------                                     -----------  -------  ---------  ----------  ----------  ------
Clearwater Natural Resources, L.P.             08/01/05   465,471    $9.00    $8,601,560  $4,189,239   2.80%
Clearwater Natural Resources, L.P. - Rights    08/01/05        17     0.00             0           0   0.00
                                                          -------             ----------  ----------   ----
                                                          465,488             $8,601,560  $4,189,239   2.80%
                                                          =======             ==========  ==========   ====

                               2. OPTION ACTIVITY

Option activity for the nine months ended August 31, 2008 was as follows:

                              NUMBER
                                OF
WRITTEN OPTIONS             CONTRACTS     PREMIUMS
---------------             ---------   -----------
Options outstanding at
   November 30, 2007 ....         --    $        --
Options written .........     18,149      2,820,504
Options expired .........     (2,250)      (309,736)
Options exercised .......       (431)       (93,846)
Options closed ..........     (5,234)    (1,059,631)
                             -------    -----------
Options outstanding at
   August 31, 2008 ......     10,234    $ 1,357,291
                             =======    ===========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ENERGY INCOME AND GROWTH FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                OCTOBER 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                OCTOBER 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                                OCTOBER 20, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.